Note to cash flow statement	12 Months Ended
Mar. 31, 2022
Note to cash flow statement
Note to cash flow statement

24.         Note to cash flow statement

The following table outlines the changes in the carrying value of net debt:

	At March 31,
	2022	2021	2020
	€M	€M	€M
Net debt at beginning of year	(2,276.5)	(403.2)	(449.5)
Changes from financing cashflows
Increase in cash and cash equivalents in year, including net foreign exchange differences	18.3	84.3	890.8
Increase/(decrease) in financial assets: cash > 3 months	468.6	(741.7)	(277.2)
(Decrease) in restricted cash	(11.4)	(0.3)	(0.5)
Net cash flow from decrease/(increase) in debt	583.3	(1,201.5)	(274.4)
Movement in net funds resulting from cash flows	1,058.8	(1,859.2)	338.7

Other changes
Translation on U.S. dollar denominated debt	(4.2)	15.7	19.7
Adjustment on initial application of IFRS 16 (net of tax)	—	—	(140.4)
Promissory notes	(225.9)	—	—
Lease additions	—	(25.2)	(166.1)
Interest expense	(3.8)	(4.6)	(5.6)
Movement from other changes	(233.9)	(14.1)	(292.4)

Net debt at end of year	(1,451.6)	(2,276.5)	(403.2)
Analyzed as:
Cash and cash equivalents, cash > 3 months and restricted cash	3,625.8	3,150.3	3,808.0
Total borrowings*	(5,077.4)	(5,426.8)	(4,211.2)
Net debt	(1,451.6)	(2,276.5)	(403.2)

*Total borrowings include current and non-current maturities of debt and current and non-current lease liabilities.

The following table outlines the changes in the carrying value of share premium:

	At March 31,
	2022	2021	2020
	€M	€M	€M
Balance at beginning of year	1,161.6	738.5	719.4
Changes from financing cashflows
Net proceeds from shares issued	46.8	423.1	19.1
Non-cash movement in share premium	119.8	—	—
Movement in net funds resulting from cash flows	166.6	423.1	19.1
Balance at end of year	1,328.2	1,161.6	738.5

During fiscal year 2022 the Group had cash outflows of €nil relating to the repurchase of ordinary shares (net of stamp duty) (2021: €nil, 2020: €581m), which affected the retained earnings account. Please refer to the Consolidated Statement of Changes in Equity for further detail.

The following table outlines the changes in liabilities arising from financing activities:

	At March 31,
	2022	2021	2020
	€M	€M	€M
Balance at beginning of year	(5,426.8)	(4,211.2)	(3,644.4)
Proceeds from borrowings	(1,192.0)	(2,228.6)	(750.0)
Repayments of borrowings	1,722.3	950.3	408.1
Lease liabilities paid	53.0	76.8	67.5
Adjustment on initial application of IFRS 16 (net of tax)	—	—	(140.4)
Lease additions	—	(25.2)	(166.1)
Interest expense	(3.8)	(4.6)	(5.6)
Foreign exchange	(4.2)	15.7	19.7
Promissory notes	(225.9)	—	—
Balance at end of year	(5,077.4)	(5,426.8)	(4,211.2)
Less than one year	(1,281.4)	(1,778.4)	(457.3)
More than one year	(3,796.0)	(3,648.4)	(3,753.9)
	(5,077.4)	(5,426.8)	(4,211.2)